Related Party Transactions - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Jul. 15, 2021	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Conversion price (in dollars per share)	$ 3.1546
Convertible notes payable	$ 2
Interest expense from contingent beneficial conversion feature		$ 26,061	$ 0
Related Party Convertible Promissory
Related Party Transaction [Line Items]
Notes payable, related parties			$ 6,500
Interest rate			5.00%
Accrued interest on convertible promissory notes	621		$ 447
Unamortized debt issuance cost	$ 3		$ 13
Percentage of convertible preferred stock price per share to qualify for equity financing		80.00%
Minimum amount of equity financing excluding conversion value of notes		$ 15,000
Interest expense from contingent beneficial conversion feature		$ 26,061